Summary of significant transactions - Evolution of the total transaction price (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Jan. 07, 2023	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2015
Summary Of Significant Transaction [line items]
Cumulative deferred income	€ 1,327,463,000	€ 1,989,230,000			€ 2,364,701,000
Purchase Commitment Related To Services From Novalix.	63,900,000
Gilead
Summary Of Significant Transaction [line items]
Upfront Consideration	4,018,016,000	4,018,016,000			4,018,016,000
Milestones achieved, balance	212,601,000	212,601,000			194,363,000
Royalties, balance	40,176,000	30,710,000			19,984,000
Impact initial valuation of share subscription	124,604,000	124,604,000			124,604,000
Allocation to performance obligations	4,395,397,000	4,385,931,000			4,356,967,000
Cumulative deferred income	4,349,487,000	4,339,347,000			4,308,669,000
Other movements in 2023 | Gilead
Summary Of Significant Transaction [line items]
Royalties	9,466,000
Cumulative deferred income	10,140,000
Total transaction price, movements	9,466,000
Other Movements In 2022 Member | Gilead
Summary Of Significant Transaction [line items]
Milestones achieved		18,238,000
Royalties		10,726,000
Cumulative deferred income		30,678,000
Total transaction price, movements		28,964,000
Warrant A | Gilead
Summary Of Significant Transaction [line items]
Less : Warrants issuance liabilities	(43,311,000)	(43,311,000)			(43,311,000)
Initial Warrant B | Gilead
Summary Of Significant Transaction [line items]
Less : Warrants issuance liabilities	(2,545,000)	(2,545,000)			(2,545,000)
Subsequent warrant B | Gilead
Summary Of Significant Transaction [line items]
Less : Warrants issuance liabilities	(54,000)	(728,000)			(2,442,000)
Subsequent warrant B | Other movements in 2023 | Gilead
Summary Of Significant Transaction [line items]
Less : Warrants issuance liabilities	674,000
Subsequent warrant B | Other Movements In 2022 Member | Gilead
Summary Of Significant Transaction [line items]
Less : Warrants issuance liabilities		1,714,000
Filgotinib Performance Obligation Member | Gilead
Summary Of Significant Transaction [line items]
Upfront Consideration						€ 160,000,000.0		€ 275,600,000
Allocation to performance obligations	1,381,644,000	1,372,178,000			1,343,214,000
Estimated significant financing component	39,800,000	58,700,000			57,300,000		€ 44,500,000
Filgotinib Performance Obligation Member | Gilead | Original Agreement
Summary Of Significant Transaction [line items]
Upfront Consideration					4,000,000,000.0
Filgotinib Performance Obligation Member | Gilead | First Revised Agreement
Summary Of Significant Transaction [line items]
Upfront Consideration							€ 3,600,000,000
Filgotinib Performance Obligation Member | Gilead | Second Revised Agreement
Summary Of Significant Transaction [line items]
Upfront Consideration						€ 172,600,000
Filgotinib Performance Obligation Member | Gilead | Amendments Relating To The Diversity Study [member]
Summary Of Significant Transaction [line items]
Upfront Consideration					12,600,000
Filgotinib Performance Obligation Member | Other movements in 2023 | Gilead
Summary Of Significant Transaction [line items]
Allocation to performance obligations	9,466,000
Filgotinib Performance Obligation Member | Other Movements In 2022 Member | Gilead
Summary Of Significant Transaction [line items]
Allocation to performance obligations		28,964,000
Gilead collaboration agreement for ziritaxestat | Gilead
Summary Of Significant Transaction [line items]
Allocation to performance obligations	666,967,000	666,967,000			666,967,000
Collaboration agreement for filgotinib
Summary Of Significant Transaction [line items]
Cumulative deferred income	26,300,000
Collaboration agreement for drug discovery platform | Gilead
Summary Of Significant Transaction [line items]
Allocation to performance obligations	2,300,876,000	2,300,203,000			€ 2,298,489,000
Collaboration agreement for drug discovery platform | Other movements in 2023 | Gilead
Summary Of Significant Transaction [line items]
Allocation to performance obligations	€ 674,000
Collaboration agreement for drug discovery platform | Other Movements In 2022 Member | Gilead
Summary Of Significant Transaction [line items]
Allocation to performance obligations		€ 1,714,000
Drug discovery collaboration transaction with NovAliX
Summary Of Significant Transaction [line items]
Purchase Commitment Related To Services From Novalix.				€ 73,800,000
Collaboration Agreement Upfront Payment			€ (8,300,000)	€ (8,300,000)